SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	8,202,438
Options granted	1,513,000
Options exercised	(878,378)
Options forfeited	(1,609,382)
Options expired	(3,333)
Options outstanding at end of year	7,224,345	8,202,438
Exercisable at end of year	4,165,052
Weighted average exercise price
Options outstanding at beginning of year	$ 4.69
Options granted	3.46
Options exercised	3.70
Options forfeited	5.08
Options expired	2.46
Options outstanding at end of year	4.47	$ 4.69
Exercisable at end of year	$ 5.24
Weighted average remaining contractual life
Options outstanding	5 years 11 months 12 days	5 years 11 months 19 days
Exercisable at end of year	4 years 1 month 13 days
Aggregate intrinsic value
Options outstanding at beginning of year
Options outstanding at end of year	12,816
Exercisable at end of year	$ 4,961
Non-employees [Member]
Number of options
Options outstanding at beginning of year	768,000
Options granted	280,000
Options exercised
Options forfeited	(130,000)
Options expired	(40,000)
Options outstanding at end of year	878,000	768,000
Exercisable at end of year	430,500
Weighted average exercise price
Options outstanding at beginning of year	$ 5.57
Options granted	3.83
Options exercised
Options forfeited	5.87
Options expired	6.38
Options outstanding at end of year	4.93	$ 5.57
Exercisable at end of year	$ 6.06
Weighted average remaining contractual life
Options outstanding	3 years 3 months 26 days	3 years 7 months 24 days
Exercisable at end of year	1 year 8 months 5 days
Aggregate intrinsic value
Options outstanding at beginning of year
Options outstanding at end of year	1,126
Exercisable at end of year	$ 165